Unearned Commissions (Details) - Schedule of movement in unearned commissions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement in unearned commissions [Abstract]
As at 1 January	$ 11,038	$ 8,910	$ 8,010
Commissions received	25,722	18,181	14,830
Commissions earned	(23,035)	(16,053)	(13,930)
As at 31 December	$ 13,725	$ 11,038	$ 8,910